Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
The following table sets forth information regarding our performance and the “compensation actually paid” to our CEO (referred in the table below as the PEO, or principal executive officer) and our other NEOs, as calculated in accordance with newly enacted SEC disclosure rules. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For discussion of how the Compensation Committee seeks to align pay and performance when making compensation decisions, please review our “Compensation Discussion & Analysis,” beginning on page 28.
Year	Summary Compensation Table Total(1)		Compensation Actually Paid To PEO(2)(3)		Average Summary Compensation Table Total for Non-PEO NEOs(1) $	Average Compensation Actually Paid for Non-PEO NEOs(2)(3) $	Value of Initial $100 Investment Based On:(4)		GAAP Net Income (Millions) $	Adjusted Corporate EBITDA(5) (Millions) $
	PEO-1 $	PEO-2 $	PEO-1 $	PEO-2 $			Company TSR $	Peer Group TSR(4) $
2022	182,136,137	886,581	132,128,569	(809,312)	3,609,798	1,477,433	47	79	2,059	2,305
2021	14,216,577	12,653,169	13,614,741	11,923,378	5,327,918	4,998,545	77	91	365	2,130
2020	2,580,049	5,675,222	749,676	(6,831,215)	1,693,188	(155,528)	n/a	n/a	(1,723)	(995)
(1)
For 2022, PEO-1 is Stephen M. Scherr; PEO-2 is Mark Fields; and non-PEO NEOs are Kenny Cheung, Colleen Batcheler, Eric Leef, Paul Stone, Angela Brav and M. David Galainena. For 2021, PEO-1 is Mark Fields; PEO-2 is Paul Stone; and non-PEO NEOs are Kenny Cheung, Darren Arrington, Angela Brav and M. David Galainena. For 2020, PEO-1 is Paul Stone; PEO-2 is Kathryn Marinello; and non-PEO NEOs are Kenny Cheung, Angela Brav, M. David Galainena, Opal Perry, Jamere Jackson and Richard Eric Esper.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Deductions from Summary Compensation Table Total column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total $	Deductions from Summary Compensation Table Total(a) $	Additions to Summary Compensation Table Total(b) $	Compensation Actually Paid $
PEO-1
2022	182,136,137	(178,319,484)	128,311,916	132,128,569
2021	14,216,577	(13,347,511)	12,745,675	13,614,741
2020	2,580,049	(1,000,000)	(830,373)	749,676
PEO-2
2022	886,581	(159,994)	(1,535,899)	(809,312)
2021	12,653,169	(7,753,000)	7,023,209	11,923,378
2020	5,675,222	(5,175,000)	(7,331,437)	(6,831,215)
Avg. Non-PEO NEOs
2022	3,609,798	(1,439,786)	(692,579)	1,477,433
2021	5,327,918	(3,411,320)	3,081,948	4,998,545
2020	1,693,188	(816,667)	(1,032,049)	(155,528)
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year $	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards $	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year $	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year $	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year $	Equity Value Included in Compensation Actually Paid $
	(a)	(b)	(c)	(d)	(e)	(g) = (a) + (b) + (c) + (d) + (e) + (f)
PEO-1
2022	102,432,799	0	25,879,116	0	0	128,311,916
2021	12,745,675	0	0	0	0	12,745,675
2020	30,646	(805,294)	0	(55,725)	0	(830,373)
PEO-2
2022	266,339	0	0	(1,802,239)	0	(1,535,899)
2021	7,065,000	0	0	0	(41,791)	7,023,209
2020	158,593	0	0	(153,347)	(7,336,684)	(7,331,437)
Avg. Non-PEO NEOs
2022	1,037,889	(335,801)	0	(1,080,676)	(314,001)	(692,579)
2021	3,108,600	0	0	0	(26,652)	3,081,948
2020	13,845	(202,633)	0	(39,672)	(803,589)	(1,032,049)
(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Rental & Leasing Services Industry Group (“Peer Index”) which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting November 9, 2021 (the first day of trading on Nasdaq following our Emergence and Re-IPO), through the end of the listed year in the company and Peer Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

(5)
We determined Adjusted Corporate EBITDA (a non-GAAP financial metric) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 because this is a key primary financial performance metric in our annual incentive program and long-term incentive program. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Corporate EBITDA is defined in Annex A to this Proxy Statement.

Company Selected Measure Name	Adjusted Corporate EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
For 2022, PEO-1 is Stephen M. Scherr; PEO-2 is Mark Fields; and non-PEO NEOs are Kenny Cheung, Colleen Batcheler, Eric Leef, Paul Stone, Angela Brav and M. David Galainena. For 2021, PEO-1 is Mark Fields; PEO-2 is Paul Stone; and non-PEO NEOs are Kenny Cheung, Darren Arrington, Angela Brav and M. David Galainena. For 2020, PEO-1 is Paul Stone; PEO-2 is Kathryn Marinello; and non-PEO NEOs are Kenny Cheung, Angela Brav, M. David Galainena, Opal Perry, Jamere Jackson and Richard Eric Esper.

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Rental & Leasing Services Industry Group (“Peer Index”) which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting November 9, 2021 (the first day of trading on Nasdaq following our Emergence and Re-IPO), through the end of the listed year in the company and Peer Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Deductions from Summary Compensation Table Total column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total $	Deductions from Summary Compensation Table Total(a) $	Additions to Summary Compensation Table Total(b) $	Compensation Actually Paid $
PEO-1
2022	182,136,137	(178,319,484)	128,311,916	132,128,569
2021	14,216,577	(13,347,511)	12,745,675	13,614,741
2020	2,580,049	(1,000,000)	(830,373)	749,676
PEO-2
2022	886,581	(159,994)	(1,535,899)	(809,312)
2021	12,653,169	(7,753,000)	7,023,209	11,923,378
2020	5,675,222	(5,175,000)	(7,331,437)	(6,831,215)
Avg. Non-PEO NEOs
2022	3,609,798	(1,439,786)	(692,579)	1,477,433
2021	5,327,918	(3,411,320)	3,081,948	4,998,545
2020	1,693,188	(816,667)	(1,032,049)	(155,528)
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year $	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards $	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year $	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year $	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year $	Equity Value Included in Compensation Actually Paid $
	(a)	(b)	(c)	(d)	(e)	(g) = (a) + (b) + (c) + (d) + (e) + (f)
PEO-1
2022	102,432,799	0	25,879,116	0	0	128,311,916
2021	12,745,675	0	0	0	0	12,745,675
2020	30,646	(805,294)	0	(55,725)	0	(830,373)
PEO-2
2022	266,339	0	0	(1,802,239)	0	(1,535,899)
2021	7,065,000	0	0	0	(41,791)	7,023,209
2020	158,593	0	0	(153,347)	(7,336,684)	(7,331,437)
Avg. Non-PEO NEOs
2022	1,037,889	(335,801)	0	(1,080,676)	(314,001)	(692,579)
2021	3,108,600	0	0	0	(26,652)	3,081,948
2020	13,845	(202,633)	0	(39,672)	(803,589)	(1,032,049)

Non-PEO NEO Average Total Compensation Amount	$ 3,609,798	$ 5,327,918	$ 1,693,188
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,477,433	4,998,545	(155,528)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Deductions from Summary Compensation Table Total column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Fiscal Year	Summary Compensation Table Total $	Deductions from Summary Compensation Table Total(a) $	Additions to Summary Compensation Table Total(b) $	Compensation Actually Paid $
PEO-1
2022	182,136,137	(178,319,484)	128,311,916	132,128,569
2021	14,216,577	(13,347,511)	12,745,675	13,614,741
2020	2,580,049	(1,000,000)	(830,373)	749,676
PEO-2
2022	886,581	(159,994)	(1,535,899)	(809,312)
2021	12,653,169	(7,753,000)	7,023,209	11,923,378
2020	5,675,222	(5,175,000)	(7,331,437)	(6,831,215)
Avg. Non-PEO NEOs
2022	3,609,798	(1,439,786)	(692,579)	1,477,433
2021	5,327,918	(3,411,320)	3,081,948	4,998,545
2020	1,693,188	(816,667)	(1,032,049)	(155,528)
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year $	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards $	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year $	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year $	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year $	Equity Value Included in Compensation Actually Paid $
	(a)	(b)	(c)	(d)	(e)	(g) = (a) + (b) + (c) + (d) + (e) + (f)
PEO-1
2022	102,432,799	0	25,879,116	0	0	128,311,916
2021	12,745,675	0	0	0	0	12,745,675
2020	30,646	(805,294)	0	(55,725)	0	(830,373)
PEO-2
2022	266,339	0	0	(1,802,239)	0	(1,535,899)
2021	7,065,000	0	0	0	(41,791)	7,023,209
2020	158,593	0	0	(153,347)	(7,336,684)	(7,331,437)
Avg. Non-PEO NEOs
2022	1,037,889	(335,801)	0	(1,080,676)	(314,001)	(692,579)
2021	3,108,600	0	0	0	(26,652)	3,081,948
2020	13,845	(202,633)	0	(39,672)	(803,589)	(1,032,049)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Company and Peer Index TSR: The majority of our NEOs’ target compensation for the periods presented was delivered as equity compensation, and for our NEOs other than Mr. Scherr, the PSUs in the program are capped at 100% of target if our TSR is negative during the performance period. As a result, compensation actually paid in connection with the PSUs will be directly related to our TSR. Peer Index TSR has not been a direct component of our compensation program and therefore has not had a direct relationship with compensation actually paid to our NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
GAAP Net Income: We did not use GAAP Net Income as a performance measure in our compensation program in the periods presented, nor was it directly considered when making compensation decisions for our PEO or other NEOs. As a result, there has not been a direct relationship between GAAP Net Income and compensation actually paid to these individuals for the periods presented. However, to the extent our GAAP Net Income is correlated with our Adjusted Corporate EBITDA, which is a key measure in our compensation program, there has been a directional relationship.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Adjusted Corporate EBITDA: We have used Adjusted Corporate EBITDA in our annual and long-term incentive programs during the periods presented and, as a result, it has had a direct impact on the compensation actually paid to our NEOs.

Tabular List [Table Text Block]
Performance Metrics: The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Compensation Discussion & Analysis.” Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation.
•
Adjusted Corporate EBITDA (Company-Selected Measure)

•
Revenue Per Unit

•
Total Shareholder Return

Total Shareholder Return Amount	$ 47	77
Peer Group Total Shareholder Return Amount	79	91
Net Income (Loss)	$ 2,059,000,000	$ 365,000,000	$ (1,723,000,000)
Company Selected Measure Amount	2,305	2,130	(995)
PEO Name	Stephen M. Scherr
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Corporate EBITDA
Non-GAAP Measure Description [Text Block]
(5)
We determined Adjusted Corporate EBITDA (a non-GAAP financial metric) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022 because this is a key primary financial performance metric in our annual incentive program and long-term incentive program. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Corporate EBITDA is defined in Annex A to this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Per Unit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Stephen Scherr [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 182,136,137	$ 14,216,577	$ 2,580,049
PEO Actually Paid Compensation Amount	132,128,569	13,614,741	749,676
Mark Fields [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	886,581	12,653,169	5,675,222
PEO Actually Paid Compensation Amount	(809,312)	11,923,378	(6,831,215)
PEO [Member] | Stephen Scherr [Member] | Deductions From Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,319,484)	(13,347,511)	(1,000,000)
PEO [Member] | Stephen Scherr [Member] | Additions To Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	128,311,916	12,745,675	(830,373)
PEO [Member] | Stephen Scherr [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,432,799	12,745,675	30,646
PEO [Member] | Stephen Scherr [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(805,294)
PEO [Member] | Stephen Scherr [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,879,116	0	0
PEO [Member] | Stephen Scherr [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(55,725)
PEO [Member] | Stephen Scherr [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mark Fields [Member] | Deductions From Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(159,994)	(7,753,000)	(5,175,000)
PEO [Member] | Mark Fields [Member] | Additions To Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,535,899)	7,023,209	(7,331,437)
PEO [Member] | Mark Fields [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	266,339	7,065,000	158,593
PEO [Member] | Mark Fields [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mark Fields [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mark Fields [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,802,239)	0	(153,347)
PEO [Member] | Mark Fields [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(41,791)	(7,336,684)
Non-PEO NEO [Member] | Deductions From Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,439,786)	(3,411,320)	(816,667)
Non-PEO NEO [Member] | Additions To Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(692,579)	3,081,948	(1,032,049)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,037,889	3,108,600	13,845
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(335,801)	0	(202,633)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,080,676)	0	(39,672)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (314,001)	$ (26,652)	$ (803,589)